Condensed financial information of the parent company	12 Months Ended
Sep. 30, 2025
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 24 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12‑04(a), 5‑04(c), and 4‑08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income (loss).

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

	As of	As of
	September 30,	September 30,
	2025	2024
Assets
Current assets
Cash	$463	$463
Acquisition reversal receivable	33,151,699	-
Prepaid expenses and other current assets	119,096	128,998
Non-current assets
Long-term investments	40,913,370	-
Investment in subsidiaries	32,628,501	97,308,651
Total assets	$106,813,129	$97,438,112

Liabilities and Shareholders’ Equity

Current liabilities
Convertible notes	3,432,353	-
Due to related parties	300,177	300,177
Remaining acquisition consideration payable	715,348	-
Accrued expenses and other current liabilities	392,945	225,518
Total liabilities	$4,840,823	$525,695

Commitments and contingencies

Shareholders’ equity
Class A ordinary share, no par value, unlimited number of shares authorized; 4,988,337 and 272,490 shares issued and outstanding as of September 30, 2025 and 2024, respectively	122,966,148	104,486,710
Class B ordinary share, no par value, unlimited number of shares authorized; 635,419 and 4,028 shares issued and outstanding as of September 30, 2025 and 2024, respectively	5,683,255	4,231,055
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	11,404	14,990
(Accumulated deficits)	(27,879,848)	(16,741,427)
Accumulated other comprehensive loss	(7,673,852)	(3,944,110)
Total shareholders’ equity	101,972,306	96,912,417

Total liabilities and shareholders’ equity	$106,813,129	$97,438,112
	For the Years Ended September 30,
	2025	2024	2023

General and administrative expenses	$(1,306,824)	$(8,006,889)	$(3,202,589)
Gain on disposal of subsidiaries	7,957,124	-	-
Equity in loss of subsidiaries	(17,792,307)	(6,033,880)	(2,423,151)
Net loss	$(11,142,007)	$(14,040,769)	$(5,625,740)

Net loss	(11,142,007)	(14,040,769)	(5,625,740)
Foreign currency translation (loss) gain	(3,729,742)	4,826,918	(2,238,556)
Comprehensive loss	$(14,871,749)	$(9,213,851)	$(7,864,296)
	For the Years Ended September 30,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(11,142,007)	$(14,040,769)	$(5,625,740)
Adjustments to reconcile net income to net cash used in operating activities:
Allowance for prepaid expenses and other current assets	83,626	32,249	-
Gain on disposal of subsidiaries	(7,957,124)	-	-
Amortization of debts issuance costs	540,528	-	-
Issuance of ordinary shares for commitment fee	201,278	-	-
Interest expenses	168,183	233,873	-
Amortization of debts issuance costs	-	-	277,500
Issuance of ordinary shares for services	-	-	1,100,000
Equity in earnings of subsidiaries	17,792,307	6,033,880	2,423,151
Prepaid expenses and other current assets	(187,149)	-	-
Accrued expenses and other current liabilities	54,132	104,799	278,521
Net cash used in operating activities	(446,226)	(7,635,968)	(1,546,568)

CASH FLOWS FROM INVESTING ACTIVITIES:
Other receivables	-	608,628	(769,875)
Purchase of investments	(5,650,000)	(430)	-
Investment in subsidiaries	(6,351,974)	6,850,354	(9,676,000)
Net cash (used in) provided by investing activities	(12,001,974)	7,458,552	(10,445,875)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	6,000,000	-	-
Proceeds from convertible notes	5,925,000	-	3,000,000
Proceeds from issuance of ordinary shares for warrants exercised	523,200	145,290	8,945,433
Proceeds from related party loans	-	-	63,500
Net cash provided by financing activities	12,448,200	145,290	12,008,933

CHANGES IN CASH	-	(32,126)	16,490

CASH, beginning of year	463	32,589	16,099

CASH, end of year	$463	$463	$32,589

Supplemental non-cash activities:
Issuance of shares for acquisition	$10,000,000	-	$18,373,771
Issuance of ordinary shares for convertible notes redemption	$3,207,160	$2,419,174	$1,250,000
Issuance of ordinary shares for commitment fee	$201,278	-	-
Issuance of ordinary shares for services	-	-	$1,100,000